Revenue Recognition - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 175,001	$ 180,441
Contract assets, net	20,317	28,873
Long-term contract assets, net (included in other assets)	1,219	937
Contract liabilities	127,012	143,695
Long-term contract liabilities	$ 22,037	$ 23,305